As filed with the Securities and Exchange Commission on February 11, 2000.


                                                      Registration No. 333-89253

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


     [ ] Pre-Effective Amendment No. ___ [X] Post-Effective Amendment No. 1


                          PAINEWEBBER INVESTMENT TRUST
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 713-2000

                            DIANNE E. O'DONNELL, ESQ.
                    Mitchell Hutchins Asset Management, Inc.
                           1285 Avenue of the Americas
                                   18th Floor
                            New York, New York 10019
                     (Name and address of agent for service)

                                   COPIES TO:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000


      It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

                          PAINEWEBBER INVESTMENT TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:


       o     Cover Sheet
       o     Contents of Registration Statement
       o     Part A - Prospectus/Proxy Statement*
       o     Part B - Statement of Additional Information*
       o     Part C - Other Information
       o     Signature Page
       o     Exhibits








*Previously filed in Registrant's Registration Statement on Form N-14, SEC File No. 333-89253, on October 18, 1999.

                            PART C. OTHER INFORMATION
                            -------------------------


ITEM 15.  INDEMNIFICATION.
          ----------------

      Section 4.2 of Article IV of the Registrant's Declaration of Trust provides that no Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its shareholders, or to any shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Section 4.3(a) of Article IV of the Registrant's Declaration of Trust provides that the appropriate series of the Registrant will indemnify its Trustees and officers to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by such Trustees and officers in connection with any claim, action, suit or proceeding in which such Trustee or officer becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof. Additionally, Section 4.3(b) of Article IV provides that no such person shall be indemnified (i) where such person is liable to the Trust, a series thereof or the shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (ii) where such person has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust, or a series thereof, or (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in (ii) above resulting in a payment by a Trustee or officer, unless there has been a determination by the court or other body approving the settlement or other disposition or based upon a review of readily available facts by vote of a majority of the non-interested Trustees or written opinion of independent legal counsel, that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Section 4.3(b) of Article IV further provides that the rights of indemnification may be insured against by policies maintained by the Trust. Section 4.4 of Article IV provides that no Trustee shall be obligated to give any bond or other security for the performance of any of his or her duties hereunder.

      Section 4.6 of Article IV provides that each Trustee, officer or employee of the Trust or a series thereof shall, in the performance of his or her duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust or a series thereof, upon an opinion of counsel, or upon reports made to the Trust or a series thereof by any of its officers or employees or by the Investment Adviser, the Administrator, the Distributor, Transfer Agent, selected dealers, accountants, appraisers or other experts or consultants selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

      Section 9 of each Investment Advisory and Administration Contract with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Each Contract also provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

      Section 6 of the Sub-Investment Advisory Agreement between Mitchell Hutchins and Invista Capital Management, Inc. ("Invista") provides that Invista shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Agreement relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Invista in the performance of its duties or from its reckless disregard of its obligations and duties under the Agreement.

      Section 9 of each Distribution Contract provides that the Trust will indemnify Mitchell Hutchins and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with the Contract.


      Section 10 of each Distribution Contract contains provisions similar to that of the section of the Investment Advisory and Administration Contracts limiting the liability of Trust's Trustees.

      Section 9 of each Exclusive Dealer Agreement contains provisions similar to Section 9 of each Distribution Contract with respect to PaineWebber Incorporated ("PaineWebber")


      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS.
          ---------

(1)   Amended and Restated Declaration of Trust 1/

(2)   Restated By-Laws 1/

(3)   Voting Trust Agreements -- None


(4) A copy of the form of Agreement and Plan of Reorganization and Termination was filed as a part of the Registration Statement on Form N-14 on October 18, 1999, and is hereby incorporated by reference.


(5) Instruments defining the rights of holders of Registrant's shares of beneficial interest 2/

(6)   (a) Investment   Advisory  and  Administration   Contract   applicable  to
          PaineWebber Tactical Allocation Fund 3/

      (b) Investment   Advisory  and  Administration   Contract   applicable  to
          PaineWebber Global Equity Fund 4/

      (c) Sub-Advisory Contract with Invista Capital Management, Inc. 4/

(7)   (a) Distribution Contract for Class A Shares 5/

      (b) Distribution Contract for Class B Shares 5/

      (c) Distribution Contract for Class C Shares 5/

      (d) Distribution Contract for Class Y Shares 5/

      (e) Exclusive Dealer Agreement with respect to Class A Shares 5/

      (f) Exclusive Dealer Agreement with respect to Class B Shares 5/

      (g) Exclusive Dealer Agreement with respect to Class C Shares 5/

      (h) Exclusive Dealer Agreement with respect to Class Y Shares 5/

(8)   Bonus, profit sharing or pension plans -- None

(9)   Custody Contract 1/

(10) (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A shares 4/

      (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B shares 4/

      (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C shares 4/

      (d) Plan pursuant to Rule 18f-3 6/


(11) Opinion and consent of Kirkpatrick & Lockhart LLP regarding the legality of securities being registered was filed as part of the Registration Statement on Form N-14 on October 18, 1999, and is hereby incorporated by reference.

(12) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with PaineWebber Investment Trust and Global Small Cap Fund Inc.--(filed herewith)


(13)  Transfer Agency Services and Shareholder Services Agreement 7/


(14) Consent of Ernst and Young LLP was filed as an Exhibit to the Registration Statement on Form N-14 on October 18, 1999, and is hereby incorporated by reference.


(15)  Financial statements omitted from part B -- none

(16)  Power of Attorney -- none


(17) Form of Proxy was filed as an Exhibit to the Registration Statement on Form N-14 on October 18, 1999, and is hereby incorporated by reference.


-----------------------------

1/ Incorporated by reference from Post-Effective Amendment No. 22 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on February 27, 1998.

2/ Incorporated by reference from Articles IV, V, VI, VII, and X of Registrant's Amended and Restated Declaration of Trust and from Articles II and XI of Registrant's Restated By-Laws.

3/ Incorporated by reference from Post-Effective Amendment No. 14 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on December 29, 1995.

4/ Incorporated by reference from Post-Effective Amendment No. 25 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on November 23, 1998.

5/ Incorporated by reference from Post-Effective Amendment No. 15 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on July 1, 1996.


6/ Incorporated by reference from Post-Effective Amendment No. 16 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on August 29, 1996.

7/ Incorporated by reference from Post-Effective Amendment No. 23 to the registration statement of PaineWebber Investment Trust, SEC File. No. 33-39659, filed on September 1, 1998.



ITEM 17.  UNDERTAKINGS.
          -------------


      (1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused the Post-Effective Amendment to this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 10th day of February, 2000.

                              PAINEWEBBER INVESTMENT TRUST

                              By:   /s/ Dianne E. O'Donnell
                                    -----------------------
                                    Dianne E. O'Donnell
                                    Vice President and Secretary

      Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  the
Post-Effective Amendment to this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURE                       TITLE                        DATE
---------                       -----                        ----

/s/ Margo N. Alexander          President and Trustee        February 10, 2000
----------------------          (Chief Executive Officer)
Margo N. Alexander


/s/ E. Garrett Bewkes, Jr.      Trustee and Chairman         February 10, 2000
--------------------------      of the Board of Trustees
E. Garrett Bewkes, Jr.


/s/ Richard Q. Armstrong        Trustee                      February 10, 2000
------------------------
Richard Q. Armstrong


                                Trustee
-------------------
Richard R. Burt


/s/ Mary C. Farrell             Trustee                      February 10, 2000
-------------------
Mary C. Farrell


/s/ Meyer Feldberg              Trustee                      February 10, 2000
--------------------
Meyer Feldberg


/s/ George W. Gowen             Trustee                      February 10, 2000
--------------------
George W. Gowen


/s/ Frederic V. Malek           Trustee                      February 10, 2000
----------------------
Frederic V. Malek


/s/ Carl W. Schafer             Trustee                      February 10, 2000
----------------------
Carl W. Schafer


/s/ Brian M. Storms             Trustee                      February 10, 2000
----------------------
Brian M. Storms


/s/ Paul H. Schubert            Vice President and           February 10, 2000
----------------------          Treasurer (Chief Financial
Paul H. Schubert                and Accounting Officer)

                          PAINEWEBBER INVESTMENT TRUST

                                  EXHIBIT INDEX
                                  -------------

(1)   Amended and Restated Declaration of Trust 1/

(2)   Restated By-Laws 1/

(3)   Voting Trust Agreements -- None


(4) A copy of the form of Agreement and Plan of Reorganization and Termination was filed as a part of the Registration Statement on Form N-14 on October 18, 1999, and is hereby incorporated by reference.


(5) Instruments defining the rights of holders of Registrant's shares of beneficial interest 2/

(6)   (a) Investment   Advisory  and  Administration   Contract   applicable  to
          PaineWebber Tactical Allocation Fund 3/

      (b) Investment   Advisory  and  Administration   Contract   applicable  to
          PaineWebber Global Equity Fund 4/

      (c) Sub-Advisory Contract with Invista Capital Management, Inc. 4/

(7)   (a) Distribution Contract for Class A Shares 5/

      (b) Distribution Contract for Class B Shares 5/

      (c) Distribution Contract for Class C Shares 5/

      (d) Distribution Contract for Class Y Shares 5/

      (e) Exclusive Dealer Agreement with respect to Class A Shares 5/

      (f) Exclusive Dealer Agreement with respect to Class B Shares 5/

      (g) Exclusive Dealer Agreement with respect to Class C Shares 5/

      (h) Exclusive Dealer Agreement with respect to Class Y Shares 5/

(8)   Bonus, profit sharing or pension plans -- None

(9)   Custody Contract 1/

(10) (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A shares 4/

      (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B shares 4/

      (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C shares 4/

      (d) Plan pursuant to Rule 18f-3 6/


(11) Opinion and consent of Kirkpatrick & Lockhart LLP regarding the legality of securities being registered was filed as part of the Registration Statement on Form N-14 on October 18, 1999, and is hereby incorporated by reference.

(12) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with PaineWebber Investment Trust and Global Small Cap Fund Inc.--(filed herewith)


(13)  Transfer Agency Services and Shareholder Services Agreement 7/


(14) Consent of Ernst and Young LLP was filed as an Exhibit to the Registration Statement on Form N-14 on October 18, 1999, and is hereby incorporated by reference.


(15)  Financial statements omitted from part B -- none

(16)  Power of Attorney -- none


(17) Form of Proxy was filed as an Exhibit to the Registration Statement on Form N-14 on October 18, 1999, and is hereby incorporated by reference.


-----------------------------

1/ Incorporated by reference from Post-Effective Amendment No. 22 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on February 27, 1998.

2/ Incorporated by reference from Articles IV, V, VI, VII, and X of Registrant's Amended and Restated Declaration of Trust and from Articles II and XI of Registrant's Restated By-Laws.

3/ Incorporated by reference from Post-Effective Amendment No. 14 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on December 29, 1995.

4/ Incorporated by reference from Post-Effective Amendment No. 25 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on November 23, 1998.

5/ Incorporated by reference from Post-Effective Amendment No. 15 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on July 1, 1996.


6/ Incorporated by reference from Post-Effective Amendment No. 16 to the registration statement of PaineWebber Investment Trust, SEC File No. 33-39659, filed on August 29, 1996.

7/ Incorporated by reference from Post-Effective Amendment No. 23 to the registration statement of PaineWebber Investment Trust, SEC File. No. 33-39659, filed on September 1, 1998